American Century Investments®
Quarterly Portfolio Holdings
American Century® Select High Yield ETF (AHYB)
November 30, 2025

Select High Yield ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 94.3%
Aerospace and Defense — 2.7%
ATI, Inc., 5.875%, 12/1/27	25,000	25,059
ATI, Inc., 4.875%, 10/1/29	50,000	49,939
ATI, Inc., 5.125%, 10/1/31	50,000	50,140
Bombardier, Inc., 6.00%, 2/15/28(1)	75,000	75,286
Bombardier, Inc., 7.50%, 2/1/29(1)	50,000	52,221
Bombardier, Inc., 7.00%, 6/1/32(1)	150,000	158,232
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	50,000	52,571
TransDigm, Inc., 6.75%, 8/15/28(1)	200,000	204,339
TransDigm, Inc., 4.625%, 1/15/29	175,000	172,987
TransDigm, Inc., 4.875%, 5/1/29	150,000	149,194
TransDigm, Inc., 6.00%, 1/15/33(1)	100,000	102,334
TransDigm, Inc., 6.375%, 5/31/33(1)	275,000	282,561
		1,374,863
Automobile Components — 1.8%
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)(2)	75,000	78,886
Adient Global Holdings Ltd., 7.50%, 2/15/33(1)	100,000	103,618
American Axle & Manufacturing, Inc., 6.375%, 10/15/32(1)	50,000	50,345
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	100,000	102,937
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	50,000	52,887
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	175,000	165,448
Patrick Industries, Inc., 4.75%, 5/1/29(1)	47,000	46,778
Phinia, Inc., 6.625%, 10/15/32(1)	125,000	129,889
Tenneco, Inc., 8.00%, 11/17/28(1)	175,000	175,096
		905,884
Automobiles — 0.5%
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	200,000	187,748
Thor Industries, Inc., 4.00%, 10/15/29(1)	50,000	47,915
		235,663
Banks — 1.0%
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	175,000	183,609
Freedom Mortgage Holdings LLC, 7.875%, 4/1/33(1)	50,000	51,717
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	78,000	73,838
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	103,000	95,505
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	100,000	99,056
		503,725
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	97,000	94,176
Broadline Retail — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/1/29(1)	50,000	47,903
Macy's Retail Holdings LLC, 7.375%, 8/1/33(1)	75,000	79,007
Millennium Escrow Corp., 6.625%, 8/1/26(1)	47,000	45,671
		172,581
Building Products — 2.1%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	150,000	142,692
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	100,000	104,137
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	97,000	77,973
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	50,000	50,625
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	75,000	77,820

Griffon Corp., 5.75%, 3/1/28	94,000	94,404
JELD-WEN, Inc., 7.00%, 9/1/32(1)(2)	125,000	85,276
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	125,000	127,772
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	25,000	23,671
Standard Industries, Inc., 4.375%, 7/15/30(1)	225,000	218,353
Standard Industries, Inc., 3.375%, 1/15/31(1)	100,000	91,833
		1,094,556
Capital Markets — 2.1%
AG Issuer LLC, 6.25%, 3/1/28(1)	78,000	78,319
Coinbase Global, Inc., 3.375%, 10/1/28(1)	125,000	118,311
Coinbase Global, Inc., 3.625%, 10/1/31(1)	125,000	111,241
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	154,405	144,562
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	150,000	148,199
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	50,000	50,435
Iliad Holding SAS, 7.00%, 10/15/28(1)	50,000	50,762
Iliad Holding SAS, 7.00%, 4/15/32(1)	200,000	206,417
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	50,000	50,907
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33(1)	50,000	52,335
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	72,000	70,949
		1,082,437
Chemicals — 3.0%
Avient Corp., 6.25%, 11/1/31(1)	98,000	100,105
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	25,000	25,934
Celanese U.S. Holdings LLC, 6.88%, 7/15/32	75,000	76,574
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	50,000	52,256
Chemours Co., 5.75%, 11/15/28(1)	100,000	97,132
Chemours Co., 8.00%, 1/15/33(1)	50,000	48,688
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(1)	150,000	154,123
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	95,000	95,427
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	75,000	78,656
Olin Corp., 5.00%, 2/1/30	225,000	221,324
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	150,000	149,039
Rain Carbon, Inc., 12.25%, 9/1/29(1)(2)	100,000	103,314
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	25,000	24,909
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	75,000	75,391
Scotts Miracle-Gro Co., 4.00%, 4/1/31	50,000	46,917
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	69,000	68,455
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	125,000	117,784
		1,536,028
Commercial Services and Supplies — 2.8%
ADT Security Corp., 4.875%, 7/15/32(1)	150,000	145,630
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	150,000	158,052
Brink's Co., 4.625%, 10/15/27(1)	120,000	119,725
Brink's Co., 6.75%, 6/15/32(1)	75,000	78,279
Garda World Security Corp., 7.75%, 2/15/28(1)	50,000	51,299
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	49,062
GFL Environmental, Inc., 4.75%, 6/15/29(1)	100,000	99,970
GFL Environmental, Inc., 6.75%, 1/15/31(1)	73,000	76,728
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)(2)	50,000	49,618
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	125,000	124,532
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/27(1)	75,000	73,307
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	150,000	154,574
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	100,000	102,884
Waste Pro USA, Inc., 7.00%, 2/1/33(1)	100,000	104,260

Williams Scotsman, Inc., 4.625%, 8/15/28(1)	75,000	74,141
		1,462,061
Communications Equipment — 0.1%
CommScope LLC, 4.75%, 9/1/29(1)	50,000	50,038
Construction and Engineering — 0.8%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	125,000	122,738
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	125,000	126,751
Howard Midstream Energy Partners LLC, 6.625%, 1/15/34(1)	75,000	76,938
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	100,000	100,165
		426,592
Construction Materials — 0.8%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	100,000	103,922
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	125,000	130,263
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	175,000	175,542
		409,727
Consumer Finance — 2.2%
FirstCash, Inc., 6.875%, 3/1/32(1)	50,000	52,052
goeasy Ltd., 7.625%, 7/1/29(1)	100,000	99,234
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 8.75%, 5/1/29(1)	25,000	24,780
LFS Topco LLC, 8.75%, 7/15/30(1)	100,000	97,863
Navient Corp., 5.00%, 3/15/27	50,000	49,996
Navient Corp., 5.50%, 3/15/29(2)	75,000	73,947
Navient Corp., 9.375%, 7/25/30	125,000	138,648
OneMain Finance Corp., 6.625%, 1/15/28	50,000	51,323
OneMain Finance Corp., 5.375%, 11/15/29	100,000	99,926
OneMain Finance Corp., 7.875%, 3/15/30	100,000	105,931
OneMain Finance Corp., 7.125%, 11/15/31	125,000	130,348
OneMain Finance Corp., 6.75%, 3/15/32	50,000	51,164
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)(2)	76,000	76,534
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	103,000	99,267
		1,151,013
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	47,000	47,017
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	72,000	72,190
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	75,000	76,433
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	125,000	124,224
		319,864
Containers and Packaging — 1.4%
Ball Corp., 4.875%, 3/15/26	50,000	49,844
Ball Corp., 3.125%, 9/15/31	75,000	68,908
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	50,000	50,493
OI European Group BV, 4.75%, 2/15/30(1)	150,000	145,071
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)	75,000	76,031
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	125,000	125,912
Sealed Air Corp., 6.875%, 7/15/33(1)	50,000	52,675
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	75,000	78,197
TriMas Corp., 4.125%, 4/15/29(1)	100,000	98,211
		745,342
Distributors — 0.6%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	72,000	72,072
Performance Food Group, Inc., 4.25%, 8/1/29(1)	47,000	46,199
Performance Food Group, Inc., 6.125%, 9/15/32(1)	75,000	77,253
RB Global Holdings, Inc., 7.75%, 3/15/31(1)	78,000	81,849
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	50,000	52,676
		330,049

Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	100,000	99,874
Service Corp. International, 3.375%, 8/15/30	64,000	60,035
Service Corp. International, 4.00%, 5/15/31	64,000	61,159
		221,068
Diversified REITs — 1.4%
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	75,000	77,834
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	50,000	48,197
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	93,000	89,954
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	72,000	72,128
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	119,000	121,718
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	100,000	103,732
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	46,723
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	72,000	68,105
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	75,000	73,997
		702,388
Diversified Telecommunication Services — 1.7%
Altice France SA, 6.50%, 4/15/32(1)	86,251	84,005
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	75,000	72,469
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	175,000	175,766
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	25,000	25,256
Telecom Italia Capital SA, 6.00%, 9/30/34	125,000	128,540
Telecom Italia Capital SA, 7.20%, 7/18/36	137,000	149,442
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	150,000	155,873
Zayo Group Holdings, Inc., 5.75% Cash plus 0.50% PIK, 3/9/30(1)	77,196	71,205
		862,556
Electric Utilities — 2.9%
Alpha Generation LLC, 6.75%, 10/15/32(1)	125,000	128,746
NRG Energy, Inc., 5.25%, 6/15/29(1)	75,000	75,363
NRG Energy, Inc., 5.75%, 7/15/29(1)	50,000	50,499
NRG Energy, Inc., 3.625%, 2/15/31(1)	100,000	93,678
NRG Energy, Inc., 6.00%, 2/1/33(1)	50,000	51,095
NRG Energy, Inc., 6.25%, 11/1/34(1)	175,000	180,452
NRG Energy, Inc., 6.00%, 1/15/36(1)	50,000	50,811
PG&E Corp., 5.00%, 7/1/28	125,000	124,167
PG&E Corp., 5.25%, 7/1/30	47,000	46,584
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	50,000	53,038
Talen Energy Supply LLC, 6.50%, 2/1/36(1)	100,000	103,451
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	100,000	100,183
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	75,000	75,287
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	100,000	98,793
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	100,000	106,282
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	50,000	52,619
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)	75,000	78,473
		1,469,521
Electrical Equipment — 0.1%
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	75,000	76,184
Electronic Equipment, Instruments and Components — 1.2%
Coherent Corp., 5.00%, 12/15/29(1)	69,000	68,454
Imola Merger Corp., 4.75%, 5/15/29(1)	165,000	163,119
Sensata Technologies BV, 4.00%, 4/15/29(1)	50,000	48,872
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	75,000	73,309
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	100,000	104,641
TTM Technologies, Inc., 4.00%, 3/1/29(1)	100,000	96,958

Zebra Technologies Corp., 6.50%, 6/1/32(1)	50,000	51,883
		607,236
Energy Equipment and Services — 1.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	100,000	100,949
Bristow Group, Inc., 6.875%, 3/1/28(1)	95,000	96,051
Enerflex Ltd., 9.00%, 10/15/27(1)	50,000	51,250
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	73,000	76,699
Kodiak Gas Services LLC, 6.75%, 10/1/35(1)	50,000	51,407
Noble Finance II LLC, 8.00%, 4/15/30(1)	122,000	126,836
Precision Drilling Corp., 6.875%, 1/15/29(1)	100,000	100,671
Transocean International Ltd., 8.75%, 2/15/30(1)	39,750	41,473
Transocean International Ltd., 7.50%, 4/15/31	50,000	48,053
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	36,428	37,461
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	50,000	52,008
Valaris Ltd., 8.375%, 4/30/30(1)	75,000	78,297
		861,155
Entertainment — 1.1%
Cinemark USA, Inc., 5.25%, 7/15/28(1)	75,000	74,868
Cinemark USA, Inc., 7.00%, 8/1/32(1)	50,000	52,165
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	70,000	69,939
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	42,546
Warnermedia Holdings, Inc., 4.05%, 3/15/29	50,000	48,541
Warnermedia Holdings, Inc., 4.28%, 3/15/32(2)	175,000	160,125
Warnermedia Holdings, Inc., 5.05%, 3/15/42	125,000	100,099
		548,283
Financial Services — 2.9%
Block, Inc., 6.50%, 5/15/32	175,000	183,032
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	202,000	214,670
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	50,433
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	55,334
NCR Atleos Corp., 9.50%, 4/1/29(1)	100,000	108,163
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	100,000	91,175
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	50,000	48,910
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	100,000	106,747
PennyMac Financial Services, Inc., 6.875%, 5/15/32(1)	25,000	26,137
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	100,000	103,136
Rocket Cos., Inc., 7.125%, 2/1/32(1)	175,000	184,198
Rocket Cos., Inc., 6.375%, 8/1/33(1)	100,000	104,842
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	75,000	76,275
WEX, Inc., 6.50%, 3/15/33(1)	125,000	127,589
		1,480,641
Food Products — 1.9%
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	70,000	70,093
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	53,000	53,871
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	150,000	156,897
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	75,000	71,859
Post Holdings, Inc., 5.50%, 12/15/29(1)	75,000	75,094
Post Holdings, Inc., 4.625%, 4/15/30(1)	50,000	48,755
Post Holdings, Inc., 4.50%, 9/15/31(1)	75,000	70,797
Post Holdings, Inc., 6.375%, 3/1/33(1)	75,000	76,100
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	50,000	48,135
U.S. Foods, Inc., 6.875%, 9/15/28(1)	50,000	51,777
U.S. Foods, Inc., 7.25%, 1/15/32(1)	175,000	184,599
U.S. Foods, Inc., 5.75%, 4/15/33(1)	75,000	76,537
		984,514

Gas Utilities — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	75,000	77,910
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(1)	25,000	25,874
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35(1)	150,000	167,218
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	75,000	78,660
		349,662
Ground Transportation — 1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	50,000	49,955
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	75,000	73,202
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	25,000	24,253
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	97,000	99,864
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	75,000	74,128
United Rentals North America, Inc., 4.875%, 1/15/28	122,000	122,099
United Rentals North America, Inc., 3.875%, 2/15/31	120,000	114,817
United Rentals North America, Inc., 6.125%, 3/15/34(1)	96,000	100,382
XPO, Inc., 7.125%, 6/1/31(1)	71,000	74,395
		733,095
Health Care Equipment and Supplies — 1.2%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	69,000	68,404
Avantor Funding, Inc., 3.875%, 11/1/29(1)	97,000	92,672
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	46,000	48,013
Medline Borrower LP, 3.875%, 4/1/29(1)	75,000	72,863
Medline Borrower LP, 5.25%, 10/1/29(1)	175,000	175,566
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	75,000	77,668
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	73,000	76,972
		612,158
Health Care Providers and Services — 3.1%
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	75,000	70,915
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	100,000	89,549
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	150,000	162,206
DaVita, Inc., 4.625%, 6/1/30(1)	125,000	121,347
HealthEquity, Inc., 4.50%, 10/1/29(1)	72,000	70,840
IQVIA, Inc., 5.00%, 5/15/27(1)	45,000	45,028
LifePoint Health, Inc., 9.875%, 8/15/30(1)	70,000	75,454
LifePoint Health, Inc., 8.375%, 2/15/32(1)	125,000	134,427
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	72,000	64,962
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	100,000	100,303
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	47,000	33,345
Radiology Partners, Inc., 8.50%, 7/15/32(1)	50,000	52,000
Tenet Healthcare Corp., 5.125%, 11/1/27	225,000	225,199
Tenet Healthcare Corp., 6.125%, 10/1/28	127,000	127,652
Tenet Healthcare Corp., 4.25%, 6/1/29	47,000	46,109
Tenet Healthcare Corp., 6.125%, 6/15/30	100,000	102,339
Tenet Healthcare Corp., 6.75%, 5/15/31	78,000	81,328
		1,603,003
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	75,000	74,558
Hotel & Resort REITs — 0.5%
Service Properties Trust, 4.95%, 2/15/27	100,000	99,862
Service Properties Trust, 4.95%, 10/1/29(2)	175,000	148,771
		248,633
Hotels, Restaurants and Leisure — 8.3%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	100,000	99,231
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	125,000	119,229
Affinity Interactive, 6.875%, 12/15/27(1)	100,000	43,526

Boyd Gaming Corp., 4.75%, 6/15/31(1)	125,000	121,882
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	100,000	99,892
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	225,000	213,097
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	148,000	153,307
Carnival Corp., 5.875%, 6/15/31(1)	150,000	154,565
Churchill Downs, Inc., 5.75%, 4/1/30(1)	125,000	126,052
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	125,000	120,474
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)(3)(4)	47,000	25,383
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	50,000	50,174
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	100,000	100,292
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	75,000	71,697
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	75,000	69,766
Hilton Domestic Operating Co., Inc., 6.125%, 4/1/32(1)	75,000	77,827
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)(2)	193,000	185,575
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	72,000	66,751
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	50,000	48,244
Life Time, Inc., 6.00%, 11/15/31(1)	115,000	117,575
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	100,000	102,908
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	50,000	47,507
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)(2)	200,000	208,516
MGM Resorts International, 6.50%, 4/15/32(2)	120,000	123,252
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	100,000	97,964
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	75,000	78,051
NCL Corp. Ltd., 7.75%, 2/15/29(1)	75,000	79,627
NCL Corp. Ltd., 6.75%, 2/1/32(1)	50,000	50,779
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	75,000	69,419
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	125,000	125,981
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	75,000	79,262
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	50,000	49,361
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	175,000	178,141
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	125,000	128,741
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	100,000	96,806
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	75,000	72,866
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	45,888
Viking Cruises Ltd., 9.125%, 7/15/31(1)	50,000	53,669
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	70,173
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	141,000	141,627
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	70,000	70,398
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	100,000	102,610
Yum! Brands, Inc., 4.625%, 1/31/32	78,000	76,913
Yum! Brands, Inc., 5.375%, 4/1/32	78,000	79,261
		4,294,259
Household Durables — 2.4%
Adams Homes, Inc., 9.25%, 10/15/28(1)	46,000	47,768
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	122,000	115,602
Beazer Homes USA, Inc., 5.875%, 10/15/27	72,000	72,395
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	46,000	46,751
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	120,000	116,076
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	100,000	100,865
FXI Holdings, Inc., 14.00%, 11/15/29(1)	19,850	14,292
FXI Holdings, Inc., 11.00%, 11/15/30(1)	33,200	30,378
KB Home, 4.00%, 6/15/31	100,000	94,921
LGI Homes, Inc., 7.00%, 11/15/32(1)(2)	50,000	49,027
Mattamy Group Corp., 4.625%, 3/1/30(1)	72,000	69,914
Newell Brands, Inc., 6.375%, 9/15/27	50,000	50,148

Newell Brands, Inc., 6.625%, 9/15/29	150,000	147,907
Somnigroup International, Inc., 4.00%, 4/15/29(1)	25,000	24,375
Somnigroup International, Inc., 3.875%, 10/15/31(1)	50,000	46,910
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	35,000	35,188
Tri Pointe Homes, Inc., 5.25%, 6/1/27	95,000	95,810
Whirlpool Corp., 5.50%, 3/1/33	75,000	71,751
Whirlpool Corp., 4.50%, 6/1/46	25,000	19,254
		1,249,332
Independent Power and Renewable Electricity Producers — 1.4%
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)	100,000	97,784
Calpine Corp., 4.50%, 2/15/28(1)	100,000	99,861
Calpine Corp., 5.125%, 3/15/28(1)	100,000	100,564
Calpine Corp., 5.00%, 2/1/31(1)	150,000	150,420
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	75,000	75,029
Lightning Power LLC, 7.25%, 8/15/32(1)	100,000	106,200
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	25,000	24,972
TransAlta Corp., 7.75%, 11/15/29	75,000	78,421
		733,251
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	50,000	52,080
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	100,000	97,215
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	100,000	100,935
HUB International Ltd., 7.25%, 6/15/30(1)	97,000	101,719
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	70,000	72,443
		424,392
Interactive Media and Services — 0.4%
Snap, Inc., 6.875%, 3/1/33(1)	150,000	154,681
Ziff Davis, Inc., 4.625%, 10/15/30(1)	47,000	44,625
		199,306
IT Services — 0.6%
ASGN, Inc., 4.625%, 5/15/28(1)	100,000	98,103
CoreWeave, Inc., 9.25%, 6/1/30(1)	225,000	207,801
		305,904
Life Sciences Tools and Services — 0.3%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	50,000	49,521
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	125,000	118,361
		167,882
Machinery — 0.8%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	100,000	101,719
Chart Industries, Inc., 9.50%, 1/1/31(1)	25,000	26,709
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	125,000	131,719
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	74,000	77,254
Trinity Industries, Inc., 7.75%, 7/15/28(1)	71,000	73,978
		411,379
Media — 7.1%
AMC Networks, Inc., 4.25%, 2/15/29	2,000	1,758
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	74,941
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	75,000	74,330
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	100,000	101,596
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	75,000	71,497
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	125,000	117,237
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	125,000	115,265
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	50,000	45,991
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	150,000	135,272
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	100,000	87,950

CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)(2)	200,000	169,662
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	48,000	50,616
Directv Financing LLC, 8.875%, 2/1/30(1)	50,000	49,520
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	41,000	41,044
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	225,000	223,685
EchoStar Corp., 10.75%, 11/30/29	125,000	137,930
GCI LLC, 4.75%, 10/15/28(1)	125,000	121,263
Lamar Media Corp., 4.875%, 1/15/29	100,000	99,877
Lamar Media Corp., 4.00%, 2/15/30	75,000	72,627
News Corp., 3.875%, 5/15/29(1)	125,000	120,700
News Corp., 5.125%, 2/15/32(1)	50,000	49,714
Nexstar Media, Inc., 5.625%, 7/15/27(1)	125,000	125,192
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	150,000	149,894
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)(2)	75,000	73,075
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	67,000	59,211
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	150,000	116,812
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	50,000	49,618
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	95,000	95,094
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	175,000	170,738
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	88,000	88,518
Sirius XM Radio LLC, 3.875%, 9/1/31(1)(2)	75,000	68,456
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	75,000	71,735
Univision Communications, Inc., 7.375%, 6/30/30(1)	150,000	152,302
Univision Communications, Inc., 8.50%, 7/31/31(1)	125,000	129,406
Univision Communications, Inc., 9.375%, 8/1/32(1)	50,000	53,121
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	250,000	245,666
Ziggo BV, 4.875%, 1/15/30(1)	39,000	36,987
		3,648,300
Metals and Mining — 1.8%
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	72,000	68,640
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	50,000	51,619
Commercial Metals Co., 6.00%, 12/15/35(1)	75,000	76,447
Constellium SE, 3.75%, 4/15/29(1)	75,000	72,293
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	50,000	51,688
Fortescue Treasury Pty. Ltd., 4.375%, 4/1/31(1)	42,000	40,552
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	72,000	72,992
Mineral Resources Ltd., 8.00%, 11/1/27(1)	100,000	102,422
Mineral Resources Ltd., 8.50%, 5/1/30(1)	75,000	78,007
Novelis Corp., 4.75%, 1/30/30(1)	200,000	192,590
Taseko Mines Ltd., 8.25%, 5/1/30(1)	125,000	132,713
		939,963
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	100,000	103,051
Oil, Gas and Consumable Fuels — 12.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	147,000	147,596
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	72,000	72,297
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	50,000	51,182
Baytex Energy Corp., 8.50%, 4/30/30(1)	175,000	184,706
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	50,000	52,185
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	50,000	53,205
Buckeye Partners LP, 6.75%, 2/1/30(1)	50,000	52,401
Buckeye Partners LP, 5.85%, 11/15/43	100,000	95,190
California Resources Corp., 8.25%, 6/15/29(1)	100,000	104,704
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	71,000	74,156
Civitas Resources, Inc., 5.00%, 10/15/26(1)	50,000	49,938

Civitas Resources, Inc., 8.75%, 7/1/31(1)	150,000	156,389
Comstock Resources, Inc., 6.75%, 3/1/29(1)	75,000	75,285
Comstock Resources, Inc., 5.875%, 1/15/30(1)	75,000	72,929
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	150,000	148,889
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	100,000	97,443
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	75,000	71,129
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	97,000	97,624
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	50,000	52,444
DT Midstream, Inc., 4.375%, 6/15/31(1)	50,000	48,923
Energy Transfer LP, 6.00%, 2/1/29(1)	50,000	50,587
EQT Corp., 4.75%, 1/15/31	150,000	151,086
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	50,000	50,372
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	125,000	129,043
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	75,000	77,434
Harvest Midstream I LP, 7.50%, 9/1/28(1)	145,000	147,163
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	50,000	50,045
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	75,000	73,268
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	125,000	126,031
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	50,000	47,228
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	125,000	119,007
ITT Holdings LLC, 6.50%, 8/1/29(1)	75,000	72,754
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	100,000	102,853
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	25,000	25,844
Matador Resources Co., 6.50%, 4/15/32(1)	75,000	76,224
MEG Energy Corp., 5.875%, 2/1/29(1)	95,000	96,396
Murphy Oil Corp., 6.00%, 10/1/32(2)	50,000	49,612
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	100,000	102,949
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	100,000	103,754
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	25,000	25,594
NuStar Logistics LP, 6.375%, 10/1/30(2)	100,000	104,835
ONEOK, Inc., 6.50%, 9/1/30(1)	75,000	80,469
ONEOK, Inc., 5.60%, 4/1/44	125,000	119,315
ONEOK, Inc., 5.45%, 6/1/47	75,000	69,519
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	125,000	123,738
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	75,000	76,011
Range Resources Corp., 8.25%, 1/15/29	97,000	99,009
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	75,000	75,078
Sunoco LP, 5.875%, 7/15/27(1)	75,000	75,077
Sunoco LP, 4.625%, 5/1/30(1)	50,000	48,775
Sunoco LP, 7.25%, 5/1/32(1)	50,000	52,806
Sunoco LP, 5.875%, 3/15/34(1)	150,000	151,068
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	50,000	51,679
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	150,000	146,171
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	75,000	74,805
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	75,000	74,179
Talos Production, Inc., 9.00%, 2/1/29(1)	25,000	26,092
Talos Production, Inc., 9.375%, 2/1/31(1)	75,000	79,084
Targa Resources Corp., 6.50%, 2/15/53	25,000	26,418
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	50,000	50,251
Teine Energy Ltd., 6.875%, 4/15/29(1)	150,000	150,097
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(1)	100,000	98,363
TransMontaigne Partners LLC, 8.50%, 6/15/30(1)	75,000	76,750
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	100,000	94,102
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	75,000	75,780
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	125,000	109,540

Venture Global LNG, Inc., 8.125%, 6/1/28(1)	75,000	76,873
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	94,000	99,197
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	100,000	100,314
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	150,000	147,014
Vital Energy, Inc., 7.875%, 4/15/32(1)(2)	100,000	96,987
		6,165,255
Passenger Airlines — 0.9%
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	50,000	51,224
American Airlines, Inc., 8.50%, 5/15/29(1)	25,000	26,132
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	11,607	11,642
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	125,000	126,566
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	125,000	123,557
United Airlines, Inc., 4.625%, 4/15/29(1)	125,000	124,453
		463,574
Personal Care Products — 0.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	39,000	40,269
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	50,000	49,975
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	47,000	44,346
		134,590
Pharmaceuticals — 1.0%
1261229 BC Ltd., 10.00%, 4/15/32(1)	200,000	206,938
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	125,000	121,924
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	75,000	73,285
Prestige Brands, Inc., 3.75%, 4/1/31(1)	100,000	93,271
		495,418
Professional Services — 0.2%
AMN Healthcare, Inc., 4.00%, 4/15/29(1)(2)	75,000	71,507
AMN Healthcare, Inc., 6.50%, 1/15/31(1)	50,000	50,182
		121,689
Real Estate Management and Development — 1.4%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	44,000	44,225
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	100,000	96,547
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	100,000	108,720
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	95,000	96,119
Forestar Group, Inc., 6.50%, 3/15/33(1)	100,000	103,017
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	121,000	128,531
Howard Hughes Corp., 5.375%, 8/1/28(1)	72,000	72,196
Newmark Group, Inc., 7.50%, 1/12/29	50,000	53,532
		702,887
Semiconductors and Semiconductor Equipment — 0.4%
Entegris, Inc., 5.95%, 6/15/30(1)	50,000	51,237
ON Semiconductor Corp., 3.875%, 9/1/28(1)	25,000	24,396
Qnity Electronics, Inc., 6.25%, 8/15/33(1)	100,000	103,758
Synaptics, Inc., 4.00%, 6/15/29(1)(2)	50,000	48,087
		227,478
Software — 2.5%
Camelot Finance SA, 4.50%, 11/1/26(1)	5,000	4,964
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	77,000	34,072
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	175,000	176,562
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	75,000	77,442
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	100,000	105,521
Cloud Software Group, Inc., 6.625%, 8/15/33(1)	75,000	74,939
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	50,000	50,298
Fair Isaac Corp., 6.00%, 5/15/33(1)	50,000	51,517
Gen Digital, Inc., 7.125%, 9/30/30(1)	100,000	103,519

Gen Digital, Inc., 6.25%, 4/1/33(1)	100,000	103,153
Open Text Corp., 3.875%, 12/1/29(1)	150,000	142,406
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	47,000	44,856
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	43,751
Rocket Software, Inc., 9.00%, 11/28/28(1)	47,000	48,474
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	70,054
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	48,000	50,004
UKG, Inc., 6.875%, 2/1/31(1)	100,000	103,319
		1,284,851
Specialized REITs — 1.4%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	190,000	189,810
Iron Mountain, Inc., 7.00%, 2/15/29(1)	100,000	102,798
Iron Mountain, Inc., 4.875%, 9/15/29(1)	95,000	93,935
Iron Mountain, Inc., 4.50%, 2/15/31(1)	47,000	45,025
Millrose Properties, Inc., 6.25%, 9/15/32(1)	75,000	75,911
SBA Communications Corp., 3.875%, 2/15/27	192,000	191,246
		698,725
Specialty Retail — 2.7%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	50,000	49,089
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	75,000	73,054
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	200,000	203,418
Bath & Body Works, Inc., 6.75%, 7/1/36	100,000	99,093
Carvana Co., 9.00%, 6/1/31(1)	78,500	88,351
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	121,000	124,595
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	171,000	174,459
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	75,000	71,701
Gap, Inc., 3.875%, 10/1/31(1)	100,000	93,251
Lithia Motors, Inc., 3.875%, 6/1/29(1)	100,000	96,432
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	75,000	68,894
Park River Holdings, Inc., 8.75%, 12/31/30(1)(2)	84,324	82,005
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	100,000	96,323
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	45,494
		1,366,159
Technology Hardware, Storage and Peripherals — 0.6%
NCR Voyix Corp., 5.125%, 4/15/29(1)	100,000	99,170
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	50,000	56,914
Seagate Data Storage Technology Pte. Ltd., 5.75%, 12/1/34(1)	125,000	128,810
		284,894
Textiles, Apparel and Luxury Goods — 0.2%
Crocs, Inc., 4.125%, 8/15/31(1)	125,000	115,421
Trading Companies and Distributors — 0.6%
FTAI Aviation Investors LLC, 5.50%, 5/1/28(1)	150,000	150,858
FTAI Aviation Investors LLC, 5.875%, 4/15/33(1)	100,000	101,338
Herc Holdings, Inc., 6.625%, 6/15/29(1)	75,000	77,837
		330,033
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	100,000	95,496
Wireless Telecommunication Services — 0.5%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	37,000	33,849
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	40,000	36,947
Vodafone Group PLC, VRN, 7.00%, 4/4/79	95,000	99,659
Windstream Services LLC, 7.50%, 10/15/33(1)	100,000	101,863
		272,318
TOTAL CORPORATE BONDS (Cost $48,236,195)		48,565,061

COMMON STOCKS — 0.0%
Electrical Equipment — 0.0%
Luxco Co. Ltd. (Cost $8,920)	507	8,677
SHORT-TERM INVESTMENTS — 7.7%
Money Market Funds — 7.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,178,296	2,178,296
State Street Navigator Securities Lending Government Money Market Portfolio(5)	1,801,433	1,801,433
TOTAL SHORT-TERM INVESTMENTS (Cost $3,979,729)		3,979,729
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $52,224,844)		52,553,467
OTHER ASSETS AND LIABILITIES — (2.0)%		(1,041,467)
TOTAL NET ASSETS — 100.0%		$51,512,000

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $40,680,223, which represented 79.0% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,730,736. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security is in default.
(4)Non-income producing.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,819,006, which includes securities collateral of $17,573.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$48,565,061	—
Common Stocks	—	8,677	—
Short-Term Investments	$3,979,729	—	—
	$3,979,729	$48,573,738	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.